Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans and fees on loans	$ 16,947,000	$ 17,017,000
Investment securities	1,260,000	1,854,000
Cash and federal funds sold	29,000	34,000
Total interest income	18,236,000	18,905,000
Interest expense
Deposits	2,604,000	4,249,000
Other borrowings	2,054,000	2,215,000
Junior subordinated debentures	202,000	183,000
Total interest expense	4,860,000	6,647,000
Net interest income	13,376,000	12,258,000
Provision for loan losses	880,000	10,023,000
Net interest income after provision for loan losses	12,496,000	2,235,000
Noninterest income
Service fees on deposit accounts	1,585,000	1,435,000
Gain on sale of mortgage loans held for sale	331,000	97,000
Gain on sale of investment securities	626,000	853,000
Company owned life insurance earnings	387,000	402,000
Other-than-temporary impairment on available for sale securities		(176,000)
Other	348,000	187,000
Total noninterest income	3,277,000	2,798,000
Noninterest expenses
Salaries and employee benefits	6,487,000	6,668,000
Occupancy	1,405,000	1,314,000
Furniture and equipment	1,499,000	1,554,000
Advertising and public relations	114,000	109,000
Professional fees	869,000	942,000
Travel and entertainment	244,000	197,000
Telephone, postage and supplies	331,000	347,000
Insurance	803,000	838,000
Gain on sale of other real estate owned	(1,240,000)	(519,000)
Impairment recognized on property and equipment	303,000	485,000
Other real estate owned impairment and other expenses, net of rental income	499,000	3,715,000
Other operating expenses	1,107,000	1,287,000
Total noninterest expenses	12,118,000	16,937,000
Income (loss) before income taxes	3,655,000	(11,904,000)
Income tax expense	137,000	4,576,000
Net income (loss)	$ 3,518,000	$ (16,480,000)
Basic net income (loss) per common share (in Dollars per share)	$ 0.57	$ (2.71)
Weighted average number of common shares outstanding
Basic (in Shares)	6,125,535	6,080,066